PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 6 – PREMISES AND EQUIPMENT

          The following table presents the Corporation’s assets by category at December 31, 2014 and 2013 (dollars in thousands):

	2014	2013

Land	$9,152	$8,223
Premises	22,858	22,765
Furniture and equipment	9,738	9,367
Leasehold improvements	1,859	1,095
	43,607	41,450
Less allowance for depreciation and amortization	(17,834)	(16,582)
	$25,773	$24,868